Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Jul. 21, 2021	Nov. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Sep. 30, 2021	Dec. 31, 2021
Class of Stock [Line Items]
Repurchase and retirement of common stock						$ 29,385
Sale of equity shares (in shares)		3,000,000	20,000,000		599
Common stock, price (in dollars per share)			$ 15.50
Offering cost				$ 15,600
Proceeds from sale of common stock				$ 340,900
Alta Recourse Development L L C
Class of Stock [Line Items]
Number of shares issued in business combination (in shares)	98,789,388
December 2021 Stock Repurchase Program
Class of Stock [Line Items]
Treasury Stock, Shares, Acquired						1,361,668
Aggregate purchase price						$ 1,000,000
Repurchase and retirement of common stock						$ 29,400
Average cost (in dollars per share)						$ 21.56
Stock compensation plans
Class of Stock [Line Items]
Common stock authorized and unissued (in shares)						5,500,000
Settlement of Convertible Notes
Class of Stock [Line Items]
Common stock authorized and unissued (in shares)						40,000,000